Dividends - Summary of Dividend Payments (Details) - ARS ($) $ in Thousands																	12 Months Ended
	Dec. 11, 2025	Nov. 12, 2025	Oct. 13, 2025	Sep. 10, 2025	Aug. 12, 2025	Jul. 11, 2025	May 14, 2025	Jul. 24, 2024	Jun. 28, 2024	May 23, 2024	May 14, 2024	Sep. 11, 2023	Aug. 08, 2023	Jul. 10, 2023	Jun. 12, 2023	May 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividend [Line Items]
Dividends paid, ordinary shares																	$ 501,272,293	$ 853,293,991	$ 622,894,323
Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividend [Line Items]
Dividends paid, ordinary shares	$ 37,446,115	$ 36,589,217	$ 35,845,087	$ 35,185,087	$ 34,528,465	$ 33,978,381	$ 88,000,000	$ 152,806,783	$ 146,118,828	$ 140,261,066	$ 65,000,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 35,000,000	301,572,352	504,186,677	85,000,000
Ordinary And Extraordinary Shareholders' Meeting | Optional Reserve for Future Income Distribution
Disclosure Of Dividend [Line Items]
Dividends paid, ordinary shares	$ 37,446,115	$ 37,630,280	$ 37,776,618	$ 37,949,471	$ 38,014,374	$ 38,110,466	$ 102,206,898	$ 234,060,718	$ 232,838,384	$ 233,734,050	$ 108,317,395	$ 54,889,937	$ 61,888,267	$ 69,588,181	$ 74,003,447	$ 219,540,349	$ 329,134,222	$ 808,950,547	$ 479,910,181